Long-Term Debt, $11.0 Million Alpha Bank Financing (Details) - $11.0 Million Alpha Bank Financing [Member]			12 Months Ended
	Dec. 06, 2019 USD ($)	Nov. 22, 2019 USD ($) Subsidiary	Dec. 31, 2019 USD ($) Installment
Long-Term Debt [Abstract]
Number of wholly-owned subsidiaries | Subsidiary		2
Face amount		$ 11,000,000	$ 11,000,000
Term of loan			5 years
Number of payment instalments | Installment			20
Frequency of periodic payment			Quarterly
Quarterly instalment amount			$ 400,000
Maturity date			Dec. 02, 2024
Repayment of loan	$ 7,500,000
Minimum liquidity deposit			$ 250,000